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Social Choice Equity Fund
Social Choice Equity Fund

TIAA-CREF Life Funds

TIAA-CREF Life Social Choice Equity Fund (the “Fund”)

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectus dated May 1, 2023

SUPPLEMENT NO. 2
dated January 22, 2024 to the Statutory Prospectus dated May 1, 2023

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved changes to the Fund’s benchmark and investment objective, effective as of March 1, 2024. Therefore, effective March 1, 2024, all references to the Fund’s benchmark in both the Summary Prospectus and Statutory Prospectus are hereby changed from the Russell 3000® Index to the S&P 500® Index. Additionally, effective March 1, 2024, the following language hereby replaces in its entirety the language in the Fund’s “Investment objective” section in both the Summary Prospectus and Statutory Prospectus:

The Fund seeks a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

Effective as of March 1, 2024, the following language hereby replaces in its entirety the second sentence in the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

The Fund attempts to achieve the return of the U.S. stock market as represented by its benchmark, the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria relating to carbon emissions and fossil fuel reserves.

Effective as of March 1, 2024, the following language is hereby inserted after the third paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

In addition to the overall ESG performance evaluation, the Fund favors companies that (1) demonstrate leadership in managing and mitigating their current carbon emissions and (2) do not have evidence of fossil fuel reserves ownership, regardless of industry. The determination of leadership criteria takes into consideration company carbon emissions both in absolute terms (e.g., tons of carbon emitted directly into the atmosphere) and in relative terms (e.g., tons of carbon emitted per unit of economic output such as sales). Reserves are fossil fuel deposits that have not yet been extracted. Evidence of fossil fuel reserves ownership includes company disclosure and statements regarding ownership.

Additionally, effective as of May 1, 2024, the following language hereby replaces the Fund’s 80% policy found in the first sentence in the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

Under normal circumstances, the Fund invests at least 80% of its assets in large-cap equity securities that meet the Fund’s ESG criteria.

Further, effective as of May 1, 2024, the following language hereby replaces in its entirety the last sentence of the first paragraph of the Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

For purposes of the 80% investment policy, “large-cap” securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index and “assets” means net assets, plus the amount of any borrowings for investment purposes.

Effective as of March 1, 2024, the following hereby replaces in its entirety the Average Annual Total Returns table in the Fund’s “Past performance” section in both the Summary Prospectus and Statutory Prospectus:
AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2022
Average Annual Returns - Social Choice Equity Fund	Label	1 Year	5 Years	10 Years	Inception Date
Social Choice Equity Fund		(17.83%)	9.19%	11.91%	Apr. 03, 2000
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index	(18.11%)	9.42%	12.56%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	Russell 3000® Index	(19.21%)	8.79%	12.13%

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.

Previously, the Fund compared its performance to the Russell 3000 Index, instead of the S&P 500 Index shown in the chart above. The returns of the S&P 500 Index are more appropriate for comparison purposes due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.